Other non-current assets	12 Months Ended
Dec. 31, 2021
Other non-current assets
Other non-current assets

15.Other non-current assets

The following is a summary of other non-current assets as of December 31, 2020 and 2021:

	As of December 31,
	2020	2021
	RMB	RMB
Prepayments on long‑term assets (a)	11,354	31,379
Deposits for rental	—	17,582
Other non‑current assets	11,354	48,961
(a)	The Group made certain prepayments for the purchase of manufacturing equipment and software.